OPERATING EXPENSES - Schedule of Average Number of Persons Employed by the Group (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OPERATING EXPENSES (Details) - Schedule of Average Number of Persons Employed by the Group [Line Items]
Number of employees	62,549	64,161	67,630
UK
OPERATING EXPENSES (Details) - Schedule of Average Number of Persons Employed by the Group [Line Items]
Number of employees	62,062	63,649	67,115
Overseas
OPERATING EXPENSES (Details) - Schedule of Average Number of Persons Employed by the Group [Line Items]
Number of employees	487	512	515